Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (16.5%)

	Airlines (0.4%)

2,167,161	Air Canada Pass Through Trust Series 2015-1, Class B*µ 3.875%, 09/15/24	$ 2,196,397

306,666	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	311,241

1,345,128	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	1,492,379

999,007	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	1,117,049

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

884,000	5.500%, 04/20/26	925,875

295,000	5.750%, 04/20/29	319,270

1,370,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	1,391,605

1,074,840	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	1,272,116

435,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	490,745

361,757	UAL 2007-1 Pass Through Trust 6.636%, 01/02/24	374,607

1,107,157	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	1,134,095

661,986	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	656,273

		11,681,652

	Communication Services (2.0%)

1,795,000	Arrow Bidco, LLC* 9.500%, 03/15/24	1,842,855

1,205,000	Ashtead Capital, Inc.* 4.000%, 05/01/28	1,274,107

884,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	898,064

910,000	Brink’s Company* 5.500%, 07/15/25	959,322

2,135,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	2,245,785

1,015,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	1,097,286

	CSC Holdings, LLC*

4,240,000	5.500%, 04/15/27	4,439,704

2,600,000	5.750%, 01/15/30	2,715,076

1,800,000	5.375%, 02/01/28	1,905,912

1,800,000	4.625%, 12/01/30	1,774,746

540,000	4.500%, 11/15/31	545,211

1,245,000	Cumulus Media New Holdings, Inc.* 6.750%, 07/01/26	1,311,993

PRINCIPAL AMOUNT		VALUE

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

825,000	6.625%, 08/15/27	$331,691

656,000	5.375%, 08/15/26	381,661

150,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	155,221

3,976,000	Embarq Corp. 7.995%, 06/01/36	4,460,476

	Entercom Media Corp.*^

589,000	6.750%, 03/31/29	601,693

523,000	6.500%, 05/01/27	539,271

702,000	Frontier Florida, LLC& 6.860%, 02/01/28	769,904

1,785,000	Frontier North, Inc.@ 6.730%, 02/15/28	1,943,080

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

1,030,000	3.500%, 03/01/29	1,031,978

301,000	5.250%, 12/01/27	316,387

345,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	386,572

	Intelsat Jackson Holdings, SA@

900,000	9.750%, 07/15/25*	509,283

585,000	5.500%, 08/01/23	322,885

1,850,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,978,723

645,421	Ligado Networks, LLC* 15.500%, 11/01/23	639,264

1,400,000	Lumen Technologies, Inc.* 4.000%, 02/15/27	1,441,342

	Netflix, Inc.

910,000	4.875%, 06/15/30*	1,098,106

610,000	4.875%, 04/15/28	713,755

	Scripps Escrow II, Inc.*

591,000	3.875%, 01/15/29	591,833

295,000	5.375%, 01/15/31	295,230

1,595,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	1,652,436

591,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.* 4.625%, 11/01/26	616,295

	Sirius XM Radio, Inc.*

1,500,000	5.500%, 07/01/29^	1,645,335

1,500,000	4.625%, 07/15/24	1,541,235

885,000	4.000%, 07/15/28	913,320

885,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	903,178

2,150,000	Sprint Capital Corp. 6.875%, 11/15/28	2,776,037

3,045,000	Sprint Corp. 7.125%, 06/15/24	3,506,683

880,000	Telecom Italia Capital, SA 6.000%, 09/30/34	1,012,220

1,660,000	United States Cellular Corp. 6.700%, 12/15/33	2,067,945

125,000	Vodafone Group, PLC‡ 7.000%, 04/04/79 USD 5 year swap rate + 4.87%	154,861

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

464,000	Windstream Services, LLC / Windstream Finance Corp.@& 7.750%, 10/01/21	$ 4,988

		56,312,949

	Consumer Discretionary (2.5%)

1,243,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	1,347,288

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

856,000	6.625%, 01/15/28	914,020

745,000	4.625%, 08/01/29	747,608

352,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	367,118

1,500,000	Bally’s Corp.* 6.750%, 06/01/27	1,622,805

	Caesars Entertainment, Inc.*

605,000	8.125%, 07/01/27	666,637

605,000	6.250%, 07/01/25	639,419

1,740,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	1,754,686

	Carnival Corp.*

582,000	10.500%, 02/01/26^	667,292

295,000	7.625%, 03/01/26	313,163

1,385,000	Carriage Services, Inc.* 4.250%, 05/15/29	1,386,163

900,000	Carvana Company* 5.625%, 10/01/25	935,487

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

3,900,000	5.125%, 05/01/27	4,085,055

1,300,000	4.750%, 03/01/30	1,379,755

702,000	5.750%, 02/15/26	726,163

620,000	5.000%, 02/01/28	650,696

598,000	4.250%, 02/01/31	617,112

900,000	Cedar Fair, LP^ 5.250%, 07/15/29	916,902

	Century Communities, Inc.

1,500,000	6.750%, 06/01/27	1,604,865

1,330,000	5.875%, 07/15/25	1,375,060

	DISH DBS Corp.

926,000	7.750%, 07/01/26	1,058,603

739,000	7.375%, 07/01/28^	800,477

893,000	Everi Holdings, Inc.* 5.000%, 07/15/29	914,102

735,000	Ford Motor Company 8.500%, 04/21/23	817,188

	Ford Motor Credit Company, LLC

1,885,000	4.000%, 11/13/30	1,996,856

1,600,000	4.063%, 11/01/24	1,699,440

1,400,000	4.134%, 08/04/25	1,500,408

1,400,000	3.664%, 09/08/24	1,469,006

600,000	4.389%, 01/08/26	651,342

	General Motors Financial Company, Inc.‡

140,000	5.700%, 09/30/30 5 year CMT + 5.00%	159,961

125,000	6.500%, 09/30/28^ 3 mo. USD LIBOR + 3.44%	141,586

	goeasy, Ltd.*

2,050,000	5.375%, 12/01/24	2,128,515

1,111,000	4.375%, 05/01/26	1,146,152

PRINCIPAL AMOUNT		VALUE

596,000	Goodyear Tire & Rubber Company* 5.000%, 07/15/29	$ 628,482

591,000	Guitar Center, Inc.*& 8.500%, 01/15/26	631,874

	International Game Technology, PLC*

1,500,000	6.250%, 01/15/27	1,706,115

400,000	4.125%, 04/15/26	417,044

374,000	5.250%, 01/15/29	399,529

	L Brands, Inc.

1,577,000	6.694%, 01/15/27	1,873,886

878,000	6.875%, 11/01/35	1,130,390

600,000	Liberty Interactive, LLC 8.500%, 07/15/29	688,986

884,000	Life Time, Inc.*^ 8.000%, 04/15/26	926,697

	M/I Homes, Inc.

1,295,000	5.625%, 08/01/25	1,333,630

855,000	4.950%, 02/01/28	902,102

	Macy’s Retail Holdings, LLC

600,000	6.700%, 07/15/34*	638,502

275,000	5.125%, 01/15/42	251,881

605,000	Macy’s, Inc.* 8.375%, 06/15/25	660,085

	Mattel, Inc.*

1,505,000	5.875%, 12/15/27	1,648,336

147,000	3.750%, 04/01/29^	155,173

	Mclaren Finance, PLC*

1,365,000	5.750%, 08/01/22	1,365,000

1,175,000	7.500%, 08/01/26	1,194,952

1,370,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,382,604

884,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	920,783

1,122,000	Newell Brands, Inc. 4.700%, 04/01/26	1,251,479

596,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	587,751

2,933,000	Rite Aid Corp.* 8.000%, 11/15/26	2,947,753

	Royal Caribbean Cruises, Ltd.*

600,000	11.500%, 06/01/25	687,456

300,000	10.875%, 06/01/23	340,998

1,370,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*^ 4.625%, 03/01/29	1,387,248

1,500,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	1,534,725

901,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	1,020,103

290,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	336,606

1,355,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	1,383,252

1,200,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	1,192,116

298,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	308,403

		69,034,871

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (0.8%)

1,358,000	Central Garden & Pet Company* 4.125%, 04/30/31	$ 1,389,315

	Edgewell Personal Care Company*

884,000	4.125%, 04/01/29	890,268

588,000	5.500%, 06/01/28	623,168

1,341,000	Energizer Holdings, Inc.*^ 4.375%, 03/31/29	1,348,831

780,000	Fresh Market, Inc.* 9.750%, 05/01/23	804,086

1,475,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	1,623,120

480,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 6.500%, 04/15/29	541,224

	Kraft Heinz Foods Company

1,820,000	4.375%, 06/01/46	2,096,240

296,000	4.250%, 03/01/31	341,276

296,000	3.875%, 05/15/27	327,912

125,000	Land O’ Lakes, Inc.* 7.000%, 09/18/28	130,248

751,000	New Albertsons, LP 7.750%, 06/15/26	862,786

1,192,000	Performance Food Group, Inc.* 4.250%, 08/01/29	1,213,086

1,720,000	Pilgrim’s Pride Corp.*^ 5.875%, 09/30/27	1,841,501

	Post Holdings, Inc.*

1,430,000	5.750%, 03/01/27	1,491,490

860,000	4.625%, 04/15/30	876,976

1,124,000	Prestige Brands, Inc.* 3.750%, 04/01/31	1,115,941

1,300,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	1,405,742

	Vector Group, Ltd.*

1,850,000	5.750%, 02/01/29	1,885,261

718,000	10.500%, 11/01/26	764,067

		21,572,538

	Energy (1.5%)

	Antero Resources Corp.*

448,000	7.625%, 02/01/29	491,098

298,000	5.375%, 03/01/30	303,465

	Apache Corp.

1,187,000	5.100%, 09/01/40	1,274,411

667,000	4.875%, 11/15/27	718,399

593,000	4.625%, 11/15/25	638,115

50,237	Bonanza Creek Energy, Inc. 7.500%, 04/30/26	50,679

	Buckeye Partners, LP

900,000	3.950%, 12/01/26^	915,003

600,000	5.850%, 11/15/43	610,788

733,000	ChampionX Corp. 6.375%, 05/01/26	767,818

	Cheniere Energy Partners, LP

1,200,000	5.625%, 10/01/26	1,241,112

300,000	4.000%, 03/01/31*^	317,616

591,000	Cheniere Energy, Inc. 4.625%, 10/15/28	624,557

	Continental Resources, Inc.^

1,175,000	3.800%, 06/01/24	1,233,832

875,000	4.375%, 01/15/28	978,049

PRINCIPAL AMOUNT		VALUE

1,950,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	$ 1,835,204

11,988	Diamond Foreign Asset Company / Diamond Finance, LLC 13.000%, 04/22/27	12,025

626,000	DT Midstream, Inc.* 4.125%, 06/15/29	642,526

200,000	Enbridge, Inc.‡ 5.750%, 07/15/80 5 year CMT + 5.31%	225,458

	Energy Transfer, LP‡

1,735,000	3.143%, 11/01/66 3 mo. USD LIBOR + 3.02%	1,431,861

1,015,000	6.500%, 11/15/26 5 year CMT + 5.69%	1,039,604

	EnLink Midstream Partners, LP

1,775,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	1,374,968

1,285,000	4.850%, 07/15/26	1,345,074

	EQT Corp.

630,000	7.500%, 02/01/30	828,318

500,000	6.625%, 02/01/25	578,365

300,000	5.000%, 01/15/29	339,360

1,173,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	1,159,440

	Gulfport Energy Operating Corp.

1,000,000	6.375%, 05/15/25@	42,500

292,608	8.000%, 05/17/26	313,450

	Laredo Petroleum, Inc.

985,000	10.125%, 01/15/28	1,043,992

300,000	7.750%, 07/31/29*	290,556

1,310,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	1,343,287

	Moss Creek Resources Holdings, Inc.*

600,000	10.500%, 05/15/27	576,702

540,000	7.500%, 01/15/26	489,116

135,000	MPLX, LP‡ 6.875%, 02/15/23 3 mo. USD LIBOR + 4.65%	137,547

589,000	Murphy Oil Corp. 6.375%, 07/15/28	623,898

	New Fortress Energy, Inc.*

591,000	6.750%, 09/15/25	603,659

589,000	6.500%, 09/30/26	596,003

540,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	325,166

296,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	309,734

	Occidental Petroleum Corp.

3,641,000	4.300%, 08/15/39	3,614,785

2,675,000	2.900%, 08/15/24	2,696,989

580,000	5.875%, 09/01/25^	643,493

285,000	Ovintiv, Inc. 6.500%, 08/15/34	380,743

562,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	558,431

900,000	Parkland Corp. / Canada*~ 5.875%, 07/15/27	960,696

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,390,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	$ 1,246,510

446,000	Range Resources Corp.* 8.250%, 01/15/29	494,382

639,000	Transocean, Inc.* 11.500%, 01/30/27	636,604

	Venture Global Calcasieu Pass, LLC*

300,000	4.125%, 08/15/31	309,480

300,000	3.875%, 08/15/29	306,690

592,000	Vine Energy Holdings, LLC* 6.750%, 04/15/29	618,776

600,000	Viper Energy Partners, LP* 5.375%, 11/01/27	629,562

770,000	W&T Offshore, Inc.* 9.750%, 11/01/23	741,602

552,000	Weatherford International, Ltd.* 11.000%, 12/01/24	571,933

		42,083,431

	Financials (3.6%)

	Acrisure, LLC / Acrisure Finance, Inc.*

3,028,000	7.000%, 11/15/25^	3,081,384

1,783,000	6.000%, 08/01/29	1,784,337

889,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	952,457

1,297,000	AG Issuer, LLC* 6.250%, 03/01/28	1,364,068

2,500,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*^ 6.750%, 10/15/27	2,614,650

	Ally Financial, Inc.

1,392,000	4.700%, 05/15/26^‡ 5 year CMT + 3.87%	1,462,964

964,000	8.000%, 11/01/31	1,405,435

780,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	812,549

258,000	American Express Company‡ 3.550%, 09/15/26 5 year CMT + 2.85%	260,268

250,000	American International Group, Inc.‡ 5.750%, 04/01/48 3 mo. USD LIBOR + 2.87%	285,847

1,183,000	AmWINS Group, Inc.* 4.875%, 06/30/29	1,208,139

320,000	Ares Finance Company III, LLC*‡ 4.125%, 06/30/51 5 year CMT + 3.24%	322,957

2,700,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,752,056

1,307,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	1,392,099

285,000	AXIS Specialty Finance, LLC‡ 4.900%, 01/15/40 5 year CMT + 3.19%	304,537

240,000	Bank of America Corp.µ‡ 4.300%, 01/28/25 3 mo. USD LIBOR + 2.66%	247,894

220,000	Bank of Montrealµ‡ 4.800%, 08/25/24 5 year CMT + 2.98%	235,664

PRINCIPAL AMOUNT		VALUE

	Bank of New York Mellon Corp.µ‡

400,000	4.700%, 09/20/25 5 year CMT + 4.36%	$ 442,496

62,000	3.700%, 03/20/26 5 year CMT + 3.35%	65,107

400,000	Bank of Nova Scotiaµ‡ 4.900%, 06/04/25 5 year CMT + 4.55%	439,016

200,000	Barclays, PLC‡ 7.875%, 03/15/22 USD 5 year swap rate + 6.77%	207,668

	BP Capital Markets, PLC‡

280,000	4.875%, 03/22/30 5 year CMT + 4.40%	309,044

135,000	4.375%, 06/22/25 5 year CMT + 4.04%	144,588

1,191,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	1,214,177

3,447,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LL*^ 5.750%, 05/15/26	3,588,810

387,000	Capital One Financial Corp.‡ 3.950%, 09/01/26 5 year CMT + 3.16%	398,269

	Charles Schwab Corp.‡

325,000	4.000%, 06/01/26^ 5 year CMT + 3.17%	340,619

147,000	4.000%, 12/01/30 10 year CMT + 3.08%	153,161

135,000	5.375%, 06/01/25^ 5 year CMT + 4.97%	150,779

250,000	CIT Group, Inc.‡ 5.800%, 06/15/22 3 mo. USD LIBOR + 3.97%	256,730

	Citigroup, Inc.‡

975,000	3.875%, 02/18/26 5 year CMT + 3.42%	1,001,881

150,000	4.000%, 12/10/25 5 year CMT + 3.60%	155,599

385,000	Citizens Financial Group, Inc.‡ 4.000%, 10/06/26 5 year CMT + 3.22%	393,297

	Credit Acceptance Corp.

1,500,000	6.625%, 03/15/26^	1,587,240

1,092,000	5.125%, 12/31/24*	1,129,761

200,000	Credit Suisse Group, AG*‡ 7.500%, 12/11/23 USD 5 year swap rate + 4.60%	221,390

372,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	400,034

	Discover Financial Services‡

245,000	6.125%, 06/23/25 5 year CMT + 5.78%	275,983

135,000	5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	146,156

1,500,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	1,555,815

1,233,000	Enact Holdings, Inc.* 6.500%, 08/15/25	1,338,952

550,000	Fifth Third Bancorp‡ 4.500%, 09/30/25 5 year CMT + 4.22%	599,802

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,718,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	$ 1,706,421

	Goldman Sachs Group, Inc.‡

500,000	4.400%, 02/10/25 5 year CMT + 2.85%	520,150

475,000	3.800%, 05/10/26 5 year CMT + 2.97%	484,604

52,000	3.650%, 08/10/26 5 year CMT + 2.92%	52,249

1,891,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,938,521

200,000	HSBC Holdings, PLCµ‡ 6.375%, 03/30/25 U.S. 5 yr Swap + 4.37%	222,002

5,150,000	HUB International, Ltd.* 7.000%, 05/01/26	5,342,198

	Huntington Bancshares, Inc.‡

350,000	4.450%, 10/15/27 7 year CMT + 4.05%	376,932

125,000	5.625%, 07/15/30^ 10 year CMT + 4.95%	147,446

70,000	5.700%, 04/15/23^ 3 mo. USD LIBOR + 2.88%	72,489

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

1,455,000	5.250%, 05/15/27	1,532,566

892,000	4.375%, 02/01/29	904,078

2,448,000	ILFC E-Capital Trust II*‡ 3.910%, 12/21/65 3 mo. USD LIBOR + 1.80%	2,073,089

2,625,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	2,753,520

	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*

3,000,000	5.000%, 08/15/28	3,072,930

2,475,000	6.250%, 06/03/26	2,668,421

	JPMorgan Chase & Company‡

555,000	4.600%, 02/01/25µ SOFR + 3.13%	575,030

385,000	3.650%, 06/01/26^ 5 year CMT + 2.85%	388,738

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

2,306,000	5.250%, 10/01/25	2,344,395

596,000	4.750%, 06/15/29	594,152

1,385,000	LD Holdings Group, LLC* 6.125%, 04/01/28	1,376,358

	Level 3 Financing, Inc.

1,250,000	4.250%, 07/01/28*	1,274,862

990,000	5.375%, 05/01/25	1,013,196

200,000	Lloyds Banking Group, PLC‡ 7.500%, 06/27/24 USD 5 year swap rate + 4.76%	226,006

	LPL Holdings, Inc.*

1,467,000	4.000%, 03/15/29	1,492,071

445,000	4.375%, 05/15/31	456,761

240,000	Markel Corp.‡ 6.000%, 06/01/25 5 year CMT + 5.66%	268,193

	MetLife, Inc.

2,990,000	6.400%, 12/15/66	3,834,466

285,000	3.850%, 09/15/25^‡ 5 year CMT + 3.58%	299,125

PRINCIPAL AMOUNT		VALUE

120,000	Nationwide Financial Services, Inc. 6.750%, 05/15/87	$ 148,242

	Navient Corp.

2,555,000	5.000%, 03/15/27^	2,666,040

1,355,000	4.875%, 03/15/28	1,367,981

200,000	Nippon Life Insurance Company*‡ 2.750%, 01/21/51 5 year CMT + 2.65%	198,538

200,000	Nordea Bank Abp*µ‡ 6.625%, 03/26/26 5 year CMT + 4.11%	230,930

	OneMain Finance Corp.

1,500,000	7.125%, 03/15/26	1,767,450

1,145,000	6.875%, 03/15/25	1,301,647

	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*

708,000	7.500%, 06/01/25	767,932

592,000	5.875%, 10/01/28	632,007

442,000	PartnerRe Finance B, LLC^‡ 4.500%, 10/01/50 5 year CMT + 3.82%	464,056

742,000	PHH Mortgage Corp.* 7.875%, 03/15/26	762,672

1,355,000	Prospect Capital Corp.µ 3.706%, 01/22/26	1,407,601

124,000	Prudential Financial, Inc.^‡ 3.700%, 10/01/50 5 year CMT + 3.04%	131,121

200,000	QBE Insurance Group, Ltd.*^‡ 5.875%, 05/12/25 5 year CMT + 5.51%	220,472

555,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.* 3.625%, 03/01/29	559,401

1,500,000	Radian Group, Inc. 4.875%, 03/15/27	1,631,445

1,355,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	1,370,447

894,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	906,874

718,000	SLM Corp. 4.200%, 10/29/25	778,075

1,500,000	Starwood Property Trust, Inc. 4.750%, 03/15/25	1,591,980

800,000	State Street Corp.^‡ 5.625%, 12/15/23 3 mo. USD LIBOR + 2.54%	852,312

1,225,000	StoneX Group, Inc.* 8.625%, 06/15/25	1,332,004

	SVB Financial Group‡

300,000	4.000%, 05/15/26^ 5 year CMT + 3.20%	311,946

224,000	4.100%, 02/15/31 10 year CMT + 3.06%	231,661

	Truist Financial Corp.µ‡

415,000	4.800%, 09/01/24 5 year CMT + 3.00%	442,340

125,000	4.950%, 09/01/25 5 year CMT + 4.61%	137,798

200,000	UBS Group, AG*‡ 7.000%, 01/31/24 USD 5 year swap rate + 4.34%	220,498

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	United Wholesale Mortgage, LLC*

886,000	5.500%, 11/15/25	$ 913,953

593,000	5.500%, 04/15/29	590,735

1,141,000	VICI Properties, LP / VICI Note Company, Inc.*^ 3.750%, 02/15/27	1,176,097

630,000	Wells Fargo & Company‡ 3.900%, 03/15/26 5 year CMT + 3.45%	654,576

	XHR, LP*

1,255,000	6.375%, 08/15/25	1,338,809

596,000	4.875%, 06/01/29	610,483

		102,732,771

	Health Care (1.4%)

591,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	622,104

3,285,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	3,558,181

	Bausch Health Companies, Inc.*

1,670,000	5.250%, 02/15/31	1,566,610

1,300,000	5.000%, 01/30/28^	1,244,347

511,000	5.000%, 02/15/29	483,278

	Centene Corp.

1,216,000	4.250%, 12/15/27	1,282,625

598,000	3.000%, 10/15/30	622,482

590,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	605,375

	CHS/Community Health Systems, Inc.*

2,392,000	6.125%, 04/01/30	2,426,732

1,325,000	8.000%, 03/15/26	1,421,301

663,000	6.875%, 04/15/29	698,663

	DaVita, Inc.*

1,772,000	4.625%, 06/01/30	1,832,354

880,000	3.750%, 02/15/31	856,856

	Encompass Health Corp.

600,000	4.750%, 02/01/30^	643,650

600,000	4.500%, 02/01/28	625,134

1,369,000	HCA, Inc. 7.500%, 11/06/33	1,957,054

350,000	Jazz Securities DAC* 4.375%, 01/15/29	365,446

1,955,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*@ 5.625%, 10/15/23	1,302,226

	Organon & Company / Organon Foreign Debt Co-Issuer, BV*

2,200,000	5.125%, 04/30/31	2,268,860

500,000	4.125%, 04/30/28	513,445

1,251,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	1,168,096

	Tenet Healthcare Corp.

2,710,000	6.250%, 02/01/27*	2,826,530

1,600,000	4.625%, 07/15/24	1,623,248

1,575,000	6.875%, 11/15/31	1,806,320

1,520,000	4.875%, 01/01/26*	1,576,012

	Teva Pharmaceutical Finance Netherlands III, BV

2,530,000	2.800%, 07/21/23	2,510,190

2,380,000	6.000%, 04/15/24	2,504,474

		38,911,593

PRINCIPAL AMOUNT		VALUE

	Industrials (2.4%)

1,180,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	$ 1,306,708

1,355,000	ACCO Brands Corp.* 4.250%, 03/15/29	1,355,691

190,000	Air Lease Corp.‡ 4.650%, 06/15/26 5 year CMT + 4.08%	198,968

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

1,448,000	4.875%, 02/15/30	1,568,633

1,425,000	4.625%, 01/15/27	1,508,177

591,000	3.500%, 03/15/29	597,359

	Allison Transmission, Inc.*

1,025,000	4.750%, 10/01/27	1,071,115

295,000	3.750%, 01/30/31	295,280

298,000	Ambience Merger Sub, Inc.* 7.125%, 07/15/29	302,011

295,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	262,960

670,000	Arcosa, Inc.* 4.375%, 04/15/29	686,844

3,100,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	3,274,034

600,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	660,876

1,086,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	1,089,779

1,191,000	BWX Technologies, Inc.* 4.125%, 04/15/29	1,221,061

	Cascades, Inc. / Cascades USA, Inc.*

901,000	5.125%, 01/15/26	954,997

600,000	5.375%, 01/15/28	632,388

	Delta Air Lines, Inc.

297,000	7.375%, 01/15/26	349,988

297,000	3.800%, 04/19/23	306,893

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

295,000	4.750%, 10/20/28	330,668

148,000	4.500%, 10/20/25µ	159,426

879,000	Endure Digital, Inc.* 6.000%, 02/15/29	853,518

575,000	EnerSys* 4.375%, 12/15/27	602,376

1,355,000	Fly Leasing, Ltd. 5.250%, 10/15/24	1,375,339

591,000	GFL Environmental, Inc.* 3.750%, 08/01/25	608,854

	Golden Nugget, Inc.*

900,000	6.750%, 10/15/24	903,294

620,000	8.750%, 10/01/25^	653,846

673,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	720,581

600,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	670,428

	Graphic Packaging International, LLC*

750,000	4.750%, 07/15/27	813,870

551,000	3.500%, 03/01/29	549,573

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

298,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	$ 307,727

2,775,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	2,755,936

670,000	HCRX Investments Holdco, LP* 4.500%, 08/01/29	684,351

1,500,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,576,590

	Howmet Aerospace, Inc.

1,375,000	5.125%, 10/01/24^	1,515,497

511,000	6.875%, 05/01/25	595,034

1,450,000	JELD-WEN, Inc.* 4.625%, 12/15/25	1,479,232

594,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	644,252

1,346,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,387,995

598,000	MasTec, Inc.* 4.500%, 08/15/28	631,087

770,000	Meritor, Inc.* 4.500%, 12/15/28	788,526

722,000	Moog, Inc.* 4.250%, 12/15/27	745,898

1,615,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,643,844

1,140,000	Novelis Corp.* 4.750%, 01/30/30	1,215,650

1,370,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	1,394,222

	Patrick Industries, Inc.*

600,000	7.500%, 10/15/27	652,914

596,000	4.750%, 05/01/29	608,665

1,445,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	1,569,068

302,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	320,398

1,155,000	QVC, Inc. 4.375%, 09/01/28	1,187,583

1,375,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu* 4.000%, 10/15/27	1,375,302

885,000	Scientific Games International, Inc.* 5.000%, 10/15/25	910,364

574,000	SEG Holding, LLC / SEG Finance Corp.*^ 5.625%, 10/15/28	605,840

650,000	Sensata Technologies, BV* 4.000%, 04/15/29	669,077

593,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	598,936

	Sinclair Television Group, Inc.*

600,000	5.500%, 03/01/30	602,706

591,000	4.125%, 12/01/30	573,737

	Standard Industries, Inc.*

1,165,000	5.000%, 02/15/27	1,207,022

302,000	4.375%, 07/15/30^	310,821

100,000	Stanley Black & Decker, Inc.^‡ 4.000%, 03/15/60 5 year CMT + 2.66%	107,301

PRINCIPAL AMOUNT		VALUE

	Station Casinos, LLC*

2,430,000	4.500%, 02/15/28	$ 2,453,206

788,000	5.000%, 10/01/25	798,977

591,000	Stericycle, Inc.* 3.875%, 01/15/29	599,883

879,000	STL Holding Company, LLC* 7.500%, 02/15/26	927,600

1,200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,268,076

	TransDigm, Inc.

1,490,000	6.250%, 03/15/26*	1,565,647

875,000	7.500%, 03/15/27	928,340

589,000	Tronox, Inc.* 4.625%, 03/15/29	600,044

	United Rentals North America, Inc.

640,000	5.875%, 09/15/26	661,946

595,000	3.750%, 01/15/32	595,000

297,000	3.875%, 02/15/31	306,026

750,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	766,080

	WESCO Distribution, Inc.*

563,000	7.125%, 06/15/25^	607,286

283,000	7.250%, 06/15/28	315,519

1,500,000	XPO Logistics, Inc.* 6.750%, 08/15/24	1,557,345

		68,502,085

	Information Technology (0.6%)

596,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	614,756

600,000	CDK Global, Inc.* 5.250%, 05/15/29	654,228

1,201,000	CommScope Technologies, LLC* 6.000%, 06/15/25	1,220,456

	Dell International, LLC / EMC Corp.

1,405,000	6.020%, 06/15/26µ	1,691,536

925,000	6.100%, 07/15/27	1,144,401

545,000	5.850%, 07/15/25µ	640,745

586,000	Fair Isaac Corp.* 4.000%, 06/15/28	613,179

1,315,000	KBR, Inc.* 4.750%, 09/30/28	1,338,552

1,300,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	1,264,510

589,000	NCR Corp.* 5.125%, 04/15/29	613,862

1,364,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	1,377,708

886,000	ON Semiconductor Corp.* 3.875%, 09/01/28	923,168

855,000	Open Text Corp.* 3.875%, 02/15/28	885,027

590,000	Playtika Holding Corp.* 4.250%, 03/15/29	589,079

784,000	PTC, Inc.* 4.000%, 02/15/28	812,436

1,355,000	TTM Technologies, Inc.* 4.000%, 03/01/29	1,365,149

	Twilio, Inc.

830,000	3.625%, 03/15/29	853,738

298,000	3.875%, 03/15/31^	311,836

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,355,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	$ 1,357,629

		18,271,995

	Materials (0.8%)

	Alcoa Nederland Holding, BV*

1,835,000	7.000%, 09/30/26	1,916,364

800,000	4.125%, 03/31/29^	842,088

600,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	630,900

900,000	ArcelorMittal, SA 7.250%, 10/15/39	1,315,251

507,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	523,057

1,880,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,902,316

800,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	815,456

	Freeport-McMoRan, Inc.

780,000	5.000%, 09/01/27	824,249

570,000	5.450%, 03/15/43	732,838

515,000	5.400%, 11/14/34	654,730

886,000	HB Fuller Company 4.250%, 10/15/28	907,672

1,192,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	1,220,978

900,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	949,338

	Kaiser Aluminum Corp.*

615,000	4.625%, 03/01/28^	643,013

149,000	4.500%, 06/01/31	155,125

957,000	Mercer International, Inc. 5.125%, 02/01/29	977,269

	New Gold, Inc.*

364,000	6.375%, 05/15/25	375,746

300,000	7.500%, 07/15/27	324,270

1,170,000	OCI, NV* 4.625%, 10/15/25	1,215,162

593,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	643,215

594,000	PBF Holding Company, LLC / PBF Finance Corp.~ 7.250%, 06/15/25	358,942

1,328,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,380,004

589,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	601,163

906,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	950,403

593,000	Valvoline, Inc.* 3.625%, 06/15/31	591,150

		21,450,699

	Real Estate (0.2%)

953,000	EPR Properties 3.750%, 08/15/29	967,877

	Forestar Group, Inc.*

862,000	5.000%, 03/01/28	898,540

299,000	3.850%, 05/15/26	303,557

881,000	iStar, Inc. 5.500%, 02/15/26	924,944

PRINCIPAL AMOUNT		VALUE

	Service Properties Trust

1,500,000	4.350%, 10/01/24	$ 1,514,025

550,000	5.250%, 02/15/26	556,732

		5,165,675

	Utilities (0.3%)

856,000	Calpine Corp.* 4.500%, 02/15/28	883,572

65,000	CenterPoint Energy, Inc.‡ 6.125%, 09/01/23 3 mo. USD LIBOR + 3.27%	68,858

175,000	CMS Energy Corp.‡ 4.750%, 06/01/50 5 year CMT + 4.12%	196,745

250,000	Dominion Energy, Inc.‡ 4.650%, 12/15/24 5 year CMT + 2.99%	267,647

330,000	Duke Energy Corp.‡ 4.875%, 09/16/24 5 year CMT + 3.39%	353,097

265,000	NextEra Energy Capital Holdings, Inc.^‡ 4.800%, 12/01/77 3 mo. USD LIBOR + 2.41%	298,803

810,000	NRG Energy, Inc. 6.625%, 01/15/27	839,460

1,896,000	PPL Capital Funding, Inc.‡ 2.812%, 03/30/67 3 mo. USD LIBOR + 2.67%	1,859,085

125,000	Sempra Energy‡ 4.875%, 10/15/25 5 year CMT + 4.55%	136,713

	Southern Company‡

247,000	4.000%, 01/15/51 5 year CMT + 3.73%	262,270

95,000	3.750%, 09/15/51 5 year CMT + 2.92%	97,236

	Talen Energy Supply, LLC*

600,000	10.500%, 01/15/26	414,186

300,000	7.250%, 05/15/27	273,891

1,500,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,624,230

		7,575,793

	TOTAL CORPORATE BONDS (Cost $443,536,093)	463,296,052

CONVERTIBLE BONDS (21.0%)

	Communication Services (2.4%)

3,394,000	Eventbrite, Inc.* 0.750%, 09/15/26	3,209,706

	Liberty Media Corp.

7,750,000	1.375%, 10/15/23	10,305,097

2,680,000	0.500%, 12/01/50*	2,967,886

7,150,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	9,469,889

1,883,000	Live Nation Entertainment, Inc. 2.500%, 03/15/23	2,454,886

3,669,000	Magnite, Inc.* 0.250%, 03/15/26	3,163,705

3,000,000	Match Group Financeco 2, Inc.*~ 0.875%, 06/15/26	5,706,720

2,500,000	Match Group Financeco 3, Inc.* 2.000%, 01/15/30	5,045,275

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

11,350,000	Snap, Inc.* 0.000%, 05/01/27	$ 13,066,120

4,330,000	Twitter, Inc. 0.250%, 06/15/24	6,004,541

4,935,000	Zynga, Inc. 0.250%, 06/01/24	6,594,986

		67,988,811

	Consumer Discretionary (5.0%)

1,187,000	Bloomin’ Brands, Inc.µ 5.000%, 05/01/25	2,677,943

15,201,000	Booking Holdings, Inc.µ^ 0.750%, 05/01/25	21,457,732

7,785,000	Burlington Stores, Inc. 2.250%, 04/15/25	12,738,362

6,435,000	Chegg, Inc.*µ 0.000%, 09/01/26	6,977,921

1,895,000	Dick’s Sporting Goods, Inc.µ 3.250%, 04/15/25	5,830,839

2,164,000	DISH Network Corp.µ 2.375%, 03/15/24	2,096,981

6,685,000	DraftKings, Inc.* 0.000%, 03/15/28	5,868,360

4,415,000	Etsy, Inc.*^ 0.125%, 09/01/27	5,321,399

4,598,000	Expedia Group, Inc.*^ 0.000%, 02/15/26	4,943,862

5,635,000	Ford Motor Company* 0.000%, 03/15/26	6,038,184

	Liberty Interactive, LLC

1,160,000	4.000%, 11/15/29	893,931

790,000	3.750%, 02/15/30	609,438

2,970,000	MakeMyTrip, Ltd.* 0.000%, 02/15/28	3,002,314

7,670,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	8,200,994

550,000	Peloton Interactive, Inc.* 0.000%, 02/15/26	520,449

11,345,000	Royal Caribbean Cruises, Ltd. 4.250%, 06/15/23	14,618,032

5,730,000	Shake Shack, Inc.* 0.000%, 03/01/28	5,369,640

400,000	Tesla, Inc. 2.000%, 05/15/24	4,432,980

4,160,000	Under Armour, Inc. 1.500%, 06/01/24	7,765,846

7,865,000	Vail Resorts, Inc.* 0.000%, 01/01/26	7,941,369

4,630,000	Vroom, Inc.* 0.750%, 07/01/26	4,504,342

4,225,000	Wayfair, Inc.* 0.625%, 10/01/25	4,104,545

2,930,000	Winnebago Industries, Inc. 1.500%, 04/01/25	3,877,328

		139,792,791

	Consumer Staples (0.2%)

5,700,000	Beyond Meat, Inc.*µ 0.000%, 03/15/27	5,251,866

	Energy (0.5%)

3,190,000	EQT Corp.^ 1.750%, 05/01/26	4,682,697

PRINCIPAL AMOUNT		VALUE

6,515,000	Pioneer Natural Resources Company 0.250%, 05/15/25	$ 9,584,803

		14,267,500

	Financials (0.7%)

	Ares Capital Corp.

7,500,000	3.750%, 02/01/22^	7,950,300

3,000,000	4.625%, 03/01/24	3,290,280

4,700,000	JPMorgan Chase Bank NA*^ 0.125%, 01/01/23	5,012,362

4,675,000	Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	4,735,588

		20,988,530

	Health Care (3.1%)

1,850,000	CONMED Corp.^ 2.625%, 02/01/24	2,994,355

9,218,000	Dexcom, Inc.µ 0.250%, 11/15/25	10,511,378

3,673,000	Envista Holdings Corp.^ 2.375%, 06/01/25	7,834,986

11,015,000	Exact Sciences Corp. 0.375%, 03/15/27	13,317,465

3,702,000	Halozyme Therapeutics, Inc.* 0.250%, 03/01/27	3,391,661

5,015,000	Insulet Corp. 0.375%, 09/01/26	6,946,176

3,960,000	Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	4,508,381

8,035,000	Jazz Investments I, Ltd. 2.000%, 06/15/26	10,416,976

6,925,000	NeoGenomics, Inc. 0.250%, 01/15/28	6,824,657

4,220,000	Oak Street Health, Inc.* 0.000%, 03/15/26	4,469,233

4,680,000	Omnicell, Inc.* 0.250%, 09/15/25	7,371,983

7,755,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	8,533,447

		87,120,698

	Industrials (3.7%)

6,350,000	Air Canadaµ 4.000%, 07/01/25	9,689,783

4,600,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	4,784,736

1,015,000	Chart Industries, Inc.*µ 1.000%, 11/15/24	2,713,958

7,440,000	JetBlue Airways Corp.* 0.500%, 04/01/26	7,358,532

10,395,000	John Bean Technologies Corp.* 0.250%, 05/15/26	11,209,864

8,240,000	Middleby Corp.* 1.000%, 09/01/25	12,889,585

3,763,000	Parsons Corp.* 0.250%, 08/15/25	3,971,056

21,015,000	Southwest Airlines Company 1.250%, 05/01/25	30,877,339

5,805,000	Sunrun, Inc.*^ 0.000%, 02/01/26	5,183,691

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

14,800,000	Uber Technologies, Inc.*^ 0.000%, 12/15/25	$ 14,456,492

		103,135,036

	Information Technology (4.5%)

3,382,000	Bill.com Holdings, Inc.* 0.000%, 12/01/25	4,915,805

5,830,000	Coupa Software, Inc.µ 0.375%, 06/15/26	6,259,496

2,015,000	Datadog, Inc.µ 0.125%, 06/15/25	2,796,074

	Enphase Energy, Inc.*

5,945,000	0.000%, 03/01/28	6,029,776

2,629,000	0.000%, 03/01/26	2,650,374

1,355,000	Five9, Inc. 0.500%, 06/01/25	2,191,523

5,040,000	Itron, Inc.* 0.000%, 03/15/26	5,163,530

6,115,000	LivePerson, Inc.* 0.000%, 12/15/26	6,620,833

13,000,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	14,267,110

2,735,000	Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	3,863,707

5,015,000	Okta, Inc.^ 0.125%, 09/01/25	7,318,189

	ON Semiconductor Corp.

5,435,000	0.000%, 05/01/27*	5,783,927

4,695,000	1.625%, 10/15/23	9,107,126

3,520,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	5,050,179

7,590,000	Repay Holdings Corp.* 0.000%, 02/01/26	7,560,703

7,650,000	RingCentral, Inc. 0.000%, 03/01/25	8,090,793

4,981,000	Shift4 Payments, Inc.* 0.000%, 12/15/25	6,480,829

1,542,000	Shopify, Inc. 0.125%, 11/01/25	2,033,235

3,524,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	4,786,085

2,680,000	Square, Inc.* 0.000%, 05/01/26	3,049,036

2,389,000	Wix.com, Ltd.* 0.000%, 08/15/25	2,610,699

2,670,000	Workday, Inc. 0.250%, 10/01/22	4,322,863

2,852,000	Zscaler, Inc. 0.125%, 07/01/25	4,765,407

		125,717,299

	Materials (0.1%)

3,060,000	MP Materials Corp.* 0.250%, 04/01/26	3,313,827

	Real Estate (0.8%)

6,120,000	IH Merger Sub, LLC 3.500%, 01/15/22	10,948,741

4,640,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	5,206,869

PRINCIPAL AMOUNT		VALUE

5,430,000	Redfin Corp.* 0.000%, 10/15/25	$ 5,888,672

		22,044,282

	TOTAL CONVERTIBLE BONDS (Cost $494,224,034)	589,620,640

BANK LOANS (2.3%) ¡

	Airlines (0.1%)

990,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	1,019,329

1,496,250	United Airlines, Inc.‡ 4.500%, 04/21/28 1 mo. LIBOR + 3.75%	1,500,836

		2,520,165

	Communication Services (0.6%)

1,547,438	Clear Channel Outdoor Holdings, Inc.‡ 3.629%, 08/21/26 3 mo. LIBOR + 3.50%	1,505,045

884,250	CommScope, Inc.‡ 3.342%, 04/06/26 1 mo. LIBOR + 3.25%	877,066

767,555	Consolidated Communications, Inc.‡ 4.250%, 10/02/27 1 mo. LIBOR + 3.50%	765,924

589,523	CSC Holdings, LLC‡ 2.593%, 04/15/27 1 mo. LIBOR + 2.50%	583,100

3,350,000	DIRECTV Financing, LLC! 0.000%, 07/22/27	3,347,504

1,860,338	Frontier Communications Corp.‡ 4.500%, 05/01/28 3 mo. LIBOR + 3.75%	1,862,672

870,000	Frontier Communications Corp.! 0.000%, 05/01/28	871,092

1,033,468	iHeartCommunications, Inc.‡ 3.092%, 05/01/26 1 mo. LIBOR + 3.00%	1,021,196

2,791,100	Intelsat Jackson Holdings, SA@ 8.625%, 01/02/24	2,847,424

2,275,000	Intelsat Jackson Holdings, SA‡@ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	2,322,934

		16,003,957

	Consumer Discretionary (0.5%)

595,000	At Home Group, Inc.! 0.000%, 06/24/28	595,744

295,000	At Home Group, Inc.‡ 4.750%, 06/24/28 3 mo. LIBOR + 4.25%	295,369

1,243,750	Life Time Fitness, Inc.‡ 5.750%, 12/16/24 3 mo. LIBOR + 4.75%	1,244,533

1,739,590	Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	1,778,374

2,094,750	Petco Health and Wellness Company, Inc.‡ 4.000%, 03/03/28 3 mo. LIBOR + 3.25%	2,088,036

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,390,000	PetSmart, Inc.‡ 4.500%, 02/12/28 6 mo. LIBOR + 3.75%	$ 2,392,091

894,458	Rent-A-Center, Inc.‡ 4.750%, 02/17/28 1 mo. LIBOR + 4.00%	898,930

475,000	Rent-A-Center, Inc.! 0.000%, 02/17/28	477,375

1,091,500	TKC Holdings, Inc.! 0.000%, 05/15/28	1,080,247

300,700	TKC Holdings, Inc.‡ 6.500%, 05/15/28 3 mo. LIBOR + 5.50%	297,600

2,090,000	WW International, Inc.‡ 4.000%, 04/13/28 1 mo. LIBOR + 3.50%	2,088,046

		13,236,345

	Consumer Staples (0.0%)

247,555	United Natural Foods, Inc.‡ 3.592%, 10/22/25 1 mo. LIBOR + 3.50%	247,091

	Energy (0.1%)

1,257,237	Par Pacific Holdings, Inc.‡ 6.870%, 01/12/26 3 mo. LIBOR + 6.75%	1,250,957

	Financials (0.1%)

2,450,000	Jazz Financing Lux Sarl‡ 4.000%, 05/05/28 1 mo. LIBOR + 3.50%	2,456,125

303,595	Level 3 Financing, Inc.‡ 1.842%, 03/01/27 1 mo. LIBOR + 1.75%	297,619

		2,753,744

	Health Care (0.4%)

2,797,293	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	2,711,192

1,258,250	Endo Luxembourg Finance Company I Sarl‡ 5.750%, 03/27/28 3 mo. LIBOR + 5.00%	1,231,984

1,595,582	Gentiva Health Services, Inc.‡ 2.875%, 07/02/25 1 mo. LIBOR + 2.75%	1,591,601

572,389	Icon Luxembourg Sarl! 0.000%, 07/03/28	571,877

448,305	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.50%	447,903

142,611	Icon Luxembourg Sarl! 0.000%, 07/03/28	142,484

111,695	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.50%	111,595

1,156,923	Mallinckrodt International Finance, SA‡ 6.000%, 09/24/24 6 mo. LIBOR + 5.25%	1,127,762

1,340,000	Padagis, LLC‡ 5.250%, 07/06/28 3 mo. LIBOR + 4.75%	1,344,188

PRINCIPAL AMOUNT		VALUE

2,634,456	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	$ 2,556,660

		11,837,246

	Industrials (0.3%)

600,000	ACProducts, Inc.‡ 4.750%, 05/05/28 6 mo. LIBOR + 4.25%	597,048

745,000	Air Canada! 0.000%, 07/28/28	747,175

1,848,420	Berry Global, Inc.‡ 1.850%, 07/01/26 1 mo. LIBOR + 1.75%	1,828,947

1,200,000	BW Gas & Convenience Holdings, LLC‡ 4.000%, 03/17/28 1 mo. LIBOR + 3.50%	1,203,000

1,224,547	Dun & Bradstreet Corp.‡ 3.336%, 02/06/26 1 mo. LIBOR + 3.25%	1,215,742

894,280	Granite Holdings US Acquisition Company‡ 4.147%, 09/30/26 3 mo. LIBOR + 4.00%	894,280

759,229	RegionalCare Hospital Partners Holdings, Inc.‡ 3.842%, 11/16/25 1 mo. LIBOR + 3.75%	753,752

1,915,305	Scientific Games International, Inc.‡ 2.842%, 08/14/24 1 mo. LIBOR + 2.75%	1,889,640

303,037	TransDigm, Inc.‡ 2.342%, 12/09/25 1 mo. LIBOR + 2.25%	298,085

		9,427,669

	Information Technology (0.2%)

750,000	AP Core Holdings II, LLC! 0.000%, 07/21/27	747,660

1,238,412	Banff Merger Sub, Inc.‡ 3.842%, 10/02/25 1 mo. LIBOR + 3.75%	1,229,675

1,433,175	Camelot U.S. Acquisition 1 Co.‡ 3.092%, 10/30/26 1 mo. LIBOR + 3.00%	1,421,172

800,975	Camelot U.S. Acquisition 1 Co.‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	801,852

1,296,141	VFH Parent LLC‡ 3.085%, 03/01/26 1 mo. LIBOR + 3.00%	1,288,501

		5,488,860

	Materials (0.0%)

869,000	Innophos, Inc.‡ 3.592%, 02/07/27 1 mo. LIBOR + 3.50%	868,457

	TOTAL BANK LOANS (Cost $63,804,016)	63,634,491

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (9.2%)

	Communication Services (0.8%)

18,160	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	$ 22,978,393

	Consumer Discretionary (0.7%)

100,805	Aptiv, PLC 5.500%, 06/15/23	18,927,147

	Energy (0.0%)

27	Gulfport Energy Operating Corp. 10.000%, 08/30/21 15.00% PIK rate	132,975

	Financials (0.8%)

80,250	AMG Capital Trust II 5.150%, 10/15/37	4,720,064

430	Bank of America Corp.µ‡‡ 7.250%	636,207

222,280	KKR & Company, Inc.^ 6.000%, 09/15/23	18,458,131

2,083	Prospect Capital Corp. 5.350%, 07/01/26	51,304

		23,865,706

	Health Care (1.5%)

96,145	Avantor, Inc. 6.250%, 05/15/22	11,119,169

90,115	Boston Scientific Corp.µ 5.500%, 06/01/23	11,071,529

9,980	Danaher Corp.µ 4.750%, 04/15/22	19,887,645

		42,078,343

	Industrials (1.2%)

62,970	Colfax Corp.µ 5.750%, 01/15/22	11,673,379

180,605	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	21,311,390

		32,984,769

	Information Technology (1.1%)

19,390	Broadcom, Inc.µ 8.000%, 09/30/22	29,944,753

	Utilities (3.1%)

91,020	AES Corp.µ 6.875%, 02/15/24	9,227,608

84,885	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)µ§**** 4.566%, 09/15/29	5,634,836

170,935	Dominion Energy, Inc. 7.250%, 06/01/22	17,047,348

391,410	DTE Energy Company 6.250%, 11/01/22	20,079,333

142,970	Essential Utilities, Inc. 6.000%, 04/30/22	8,671,130

	NextEra Energy, Inc.

382,660	4.872%, 09/01/22	22,488,928

NUMBER OF SHARES			VALUE

94,060		6.219%, 09/01/23	$ 4,880,773

			88,029,956

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $202,229,395)	258,942,042

COMMON STOCKS (84.6%)

		Communication Services (9.3%)

34,670		Alphabet, Inc. - Class A^#	93,419,355

10,635		Alphabet, Inc. - Class C^#	28,761,507

264,885		AT&T, Inc.^~	7,430,024

411,425		Comcast Corp. - Class A^	24,204,133

8,050		Cumulus Media, Inc. - Class A#	94,909

176,235		Facebook, Inc. - Class A^#	62,792,530

2		Frontier Communications Parent, Inc.#	60

19,165		Lumen Technologies, Inc.^	238,988

32,360		Netflix, Inc.#	16,748,565

205,085	EUR	Orange, SA	2,282,418

149,335		Walt Disney Company#	26,285,947

			262,258,436

		Consumer Discretionary (10.1%)

32,615		Amazon.com, Inc.^#	108,529,348

59,260		Carnival Corp.#	1,282,979

825,570		Ford Motor Company#	11,516,701

243,463		General Motors Company#	13,838,437

94,175		Home Depot, Inc.^	30,907,293

38,550		Lennar Corp. - Class A	4,053,533

69,245		Lowe’s Companies, Inc.^	13,342,819

62,500		McDonald’s Corp.	15,169,375

245,080		MGM Resorts International^	9,197,852

162,800		NIKE, Inc. - Class B^	27,270,628

44,300		Royal Caribbean Cruises, Ltd.^#	3,405,341

77,770		Starbucks Corp.	9,443,611

56,455		Target Corp.	14,737,578

14,925		Tesla, Inc.^#	10,256,460

143,900		TJX Companies, Inc.^	9,901,759

			282,853,714

		Consumer Staples (5.5%)

58,750		Altria Group, Inc.	2,822,350

459,960		Coca-Cola Company^	26,231,519

41,820		Costco Wholesale Corp.	17,970,890

250,885		Mondelez International, Inc. - Class A	15,870,985

112,795		PepsiCo, Inc.	17,703,175

147,500		Philip Morris International, Inc.^	14,763,275

203,745		Procter & Gamble Company^	28,978,651

86,605		Sysco Corp.	6,426,091

52,650		Walgreens Boots Alliance, Inc.	2,482,448

154,510		Walmart, Inc.^	22,025,401

			155,274,785

		Energy (3.5%)

4,679		Bonanza Creek Energy, Inc.^	180,001

475,000		BP, PLC^	11,485,500

47,998		Calfrac Well Services, Ltd.#	138,714

11,045		Chaparral Energy, Inc. - Class A#	419,710

3,547		Chesapeake Energy Corp.	191,715

237,650		Chevron Corp.^	24,195,147

5,556		Denbury, Inc.#	365,085

22,502		Diamond Offshore Drilling, Inc.#	133,324

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

52,035	Energy Transfer, LP	$ 513,065

56,355	Enterprise Products Partners, LP	1,271,932

7,920	EP Energy Corp.&#	784,080

431,180	Exxon Mobil Corp.	24,823,033

7,987	Gulfport Energy Operating Corp.#	545,512

126,365	Hess Corp.	9,659,341

232,940	Kinder Morgan, Inc.	4,048,497

67,538	Lonestar Resources US, Inc.#	665,249

15,860	Magellan Midstream Partners, LP	739,076

100,220	Marathon Petroleum Corp.	5,534,149

2,737	Oasis Petroleum, Inc.	251,010

26,500	Pioneer Natural Resources Company	3,852,305

156,200	Schlumberger, NV	4,503,246

17,747	Superior Energy Services, Inc.#	692,133

26,500	Targa Resources Corp.	1,115,915

33,540	Valero Energy Corp.	2,246,174

18,259	Weatherford International, PLC#	318,437

4,278	Whiting Petroleum Corp.#	200,638

10,000	Williams Companies, Inc.^	250,500

		99,123,488

	Financials (10.4%)

35,430	Affiliated Managers Group, Inc.^	5,613,529

65,730	American Express Company	11,208,937

346,890	American International Group, Inc.	16,425,241

29,983	Assurant, Inc.	4,731,617

1,019,405	Bank of America Corp.~	39,104,376

71,870	Bank of New York Mellon Corp.	3,689,087

10,715	BlackRock, Inc.	9,291,727

132,485	Charles Schwab Corp.^	9,002,356

46,700	Chubb, Ltd.^~	7,880,158

344,010	Citigroup, Inc.^	23,261,956

125,000	Discover Financial Services^	15,540,000

51,500	Goldman Sachs Group, Inc.^	19,306,320

33,700	Intercontinental Exchange, Inc.	4,038,271

273,910	JPMorgan Chase & Company	41,574,060

226,225	KeyCorp^	4,447,584

132,475	Marsh & McLennan Companies, Inc.	19,502,969

290,930	Morgan Stanley	27,923,461

43,760	Northern Trust Corp.	4,938,316

157,631	Starwood Property Trust, Inc.	4,103,135

150,870	US Bancorp	8,379,320

288,350	Wells Fargo & Company	13,246,799

		293,209,219

	Health Care (10.0%)

139,700	Abbott Laboratories~	16,900,906

124,675	AbbVie, Inc.	14,499,702

55,690	Agilent Technologies, Inc.^	8,533,379

18,870	Anthem, Inc.	7,246,269

149,780	Baxter International, Inc.	11,585,483

151,745	Bristol-Myers Squibb Company	10,298,933

26,830	CVS Health Corp.	2,209,719

82,050	Edwards Lifesciences Corp.#	9,211,754

109,850	Eli Lilly & Company	26,748,475

48,980	Gilead Sciences, Inc.	3,344,844

26,400	Humana, Inc.^	11,242,704

10,420	Intuitive Surgical, Inc.#	10,331,013

176,230	Johnson & Johnson^	30,346,806

156,340	Medtronic, PLC	20,529,005

251,550	Merck & Company, Inc.	19,336,648

288,990	Pfizer, Inc.	12,371,662

20,295	Stryker Corp.	5,498,727

21,460	Thermo Fisher Scientific, Inc.	11,588,615

NUMBER OF SHARES		VALUE

105,000	UnitedHealth Group, Inc.^	$ 43,283,100

26,610	Vertex Pharmaceuticals, Inc.#	5,364,044

		280,471,788

	Industrials (6.1%)

546,335	Carrier Global Corp.	30,185,009

967,920	CSX Corp.^	31,283,174

14,820	FedEx Corp.	4,148,859

836,550	General Electric Company	10,833,323

104,790	Honeywell International, Inc.^	24,498,854

92,435	JB Hunt Transport Services, Inc.	15,570,676

191,469	McDermott International, Inc.#	63,376

37,050	Northrop Grumman Corp.	13,449,891

334,130	Raytheon Technologies Corp.^	29,052,603

49,810	Union Pacific Corp.	10,896,436

		169,982,201

	Information Technology (25.8%)

56,335	Accenture, PLC - Class A	17,896,503

35,170	Adobe, Inc.#	21,862,727

44,250	Advanced Micro Devices, Inc.^#	4,698,907

1,235,330	Apple, Inc.^~	180,185,234

322,615	Applied Materials, Inc.	45,143,517

247,515	Cisco Systems, Inc.^	13,704,906

117,815	Fidelity National Information Services, Inc.	17,560,326

43,165	Global Payments, Inc.	8,348,543

49,985	Lam Research Corp.	31,860,939

125,850	Marvell Technology, Inc.	7,615,183

72,315	Mastercard, Inc. - Class A	27,909,251

158,425	Micron Technology, Inc.#	12,290,611

593,615	Microsoft Corp.^~	169,126,850

1,520,000	Nokia Oyj^#	9,241,600

221,780	NVIDIA Corp.	43,244,882

27,590	PayPal Holdings, Inc.#	7,601,873

66,010	QUALCOMM, Inc.	9,888,298

86,580	salesforce.com, Inc.#	20,946,299

21,845	ServiceNow, Inc.#	12,842,457

44,000	Skyworks Solutions, Inc.	8,118,440

85,550	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	9,978,552

178,525	Visa, Inc. - Class A^	43,986,775

		724,052,673

	Materials (2.7%)

41,160	Celanese Corp. - Class A~	6,411,493

410,755	Freeport-McMoRan, Inc.	15,649,766

80,575	Linde, PLC	24,767,949

82,000	Nucor Corp.	8,529,640

96,625	PPG Industries, Inc.	15,800,120

20,585	Vulcan Materials Company^	3,705,094

		74,864,062

	Real Estate (1.2%)

70,930	American Tower Corp.	20,059,004

76,060	Crown Castle International Corp.^	14,686,426

		34,745,430

	TOTAL COMMON STOCKS (Cost $1,494,956,320)	2,376,835,796

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

WARRANTS (0.0%) #

	Energy (0.0%)

4,069	Chesapeake Energy Corp. 02/09/26, Strike $32.13	$ 101,725

3,662	Chesapeake Energy Corp. 02/09/26, Strike $27.63	104,843

2,260	Chesapeake Energy Corp.^ 02/09/26, Strike $36.18	48,726

6,263	Denbury, Inc. 09/18/25, Strike $32.59	208,120

2,279	Denbury, Inc. 09/18/23, Strike $35.41	68,256

57,470	Mcdermott International, Ltd. 06/30/27, Strike $15.98	6

51,723	Mcdermott International, Ltd. 06/30/27, Strike $12.33	5

47,885	Tidewater, Inc. 11/14/42, Strike $0.01	596,168

16,676	Tidewater, Inc. 11/14/42, Strike $0.00	207,616

	TOTAL WARRANTS (Cost $5,139,246)	1,335,465

EXCHANGE-TRADED FUNDS (0.6%)

	Other (0.6%)

195,550	iShares MSCI EAFE ETF^	15,544,269

5,525	iShares Preferred & Income Securities ETF^	217,796

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,484,963)	15,762,065

PREFERRED STOCKS (0.5%)

	Communication Services (0.1%)

8,482	AT&T, Inc.^ 4.750%, 02/18/25	224,518

5,000	AT&T, Inc.^ 5.350%, 11/01/66	132,500

20,000	Qwest Corp.^ 6.500%, 09/01/56	507,200

58,050	United States Cellular Corp. 6.250%, 09/01/69	1,612,629

		2,476,847

	Consumer Discretionary (0.1%)

4,000	Ford Motor Company^ 6.200%, 06/01/59	111,040

8,177	Guitar Center, Inc.	929,112

6,705	Qurate Retail, Inc. 8.000%, 03/15/31	727,358

		1,767,510

	Energy (0.1%)

12,420	Energy Transfer, LP‡ 7.625%, 08/15/23 3 mo. USD LIBOR + 4.74%	314,971

82,205	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	1,915,377

NUMBER OF SHARES		VALUE

31,109	NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	$ 783,636

55,975	NuStar Logistics, LP‡ 6.860%, 01/15/43 3 mo. USD LIBOR + 6.73%	1,414,488

		4,428,472

	Financials (0.2%)

6,000	Affiliated Managers Group, Inc.^ 4.750%, 09/30/60	160,320

5,970	Annaly Capital Management, Inc.^‡ 6.950%, 09/30/22 3 mo. USD LIBOR + 4.99%	155,817

11,779	Arch Capital Group, Ltd. 5.250%, 09/29/21	298,244

3,000	B Riley Financial, Inc. 6.000%, 01/31/28	79,770

5,617	Bank of America Corp. 4.375%, 11/03/25	146,491

7,000	Brookfield Finance, Inc. 4.625%, 10/16/80	179,760

8,000	CIT Group, Inc.^ 5.625%, 12/15/24	213,360

8,775	CNO Financial Group, Inc. 5.125%, 11/25/60	240,874

5,206	Cullen/Frost Bankers, Inc.^ 4.450%, 12/15/25	137,438

2,413	First Republic Bank/CA^ 4.125%, 10/30/25	61,001

2,750	Fulton Financial Corp.^ 5.125%, 01/15/26	74,938

9,355	KeyCorp 5.650%, 12/15/23	258,292

5,735	Legg Mason, Inc.^ 5.450%, 09/15/56	144,867

11,550	Morgan Stanley 4.875%, 01/15/25	314,044

5,400	Oaktree Capital Group, LLC^ 6.550%, 09/15/23	151,362

8,500	Prudential Financial, Inc.^ 4.125%, 09/01/60	223,125

12,000	Selective Insurance Group, Inc.^ 4.600%, 12/15/25	312,600

3,006	Signature Bank/New York NY 5.000%, 12/30/25	79,088

5,250	Spirit Realty Capital, Inc. 6.000%, 10/03/22	137,708

10,840	Truist Financial Corp. 4.750%, 09/01/25	287,585

6,345	US Bancorp^ 3.750%, 01/15/26	158,498

12,350	W R Berkley Corp. 5.100%, 12/30/59	338,266

23,990	Wells Fargo & Company^ 4.750%, 03/15/25	628,298

		4,781,746

	Industrials (0.0%)

6,250	Air Lease Corp.^‡ 6.150%, 03/15/24 3 mo. USD LIBOR + 3.65%	170,500

2,500	Brookfield Finance I UK, PLC 4.500%, 11/24/25	63,550

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

3,750	QVC, Inc. 6.250%, 11/26/68	$ 98,400

2,555	WESCO International, Inc.‡ 10.625%, 06/22/25 5 year CMT + 10.33%	79,333

		411,783

	Real Estate (0.0%)

5,180	American Homes 4 Rent^ 6.250%, 09/19/23	143,745

7,275	Brookfield Property Partners, LP 5.750%, 03/31/25	178,165

5,000	Brookfield Property Partners, LP 6.375%, 09/30/24	127,150

5,400	EPR Properties 5.750%, 11/30/22	138,024

5,710	Global Net Lease, Inc. 6.875%, 11/26/24	153,256

11,000	Kimco Realty Corp.^ 5.250%, 12/20/22	295,790

3,880	Public Storage^ 4.625%, 06/17/25	108,019

		1,144,149

	Utilities (0.0%)

5,000	Algonquin Power & Utilities Corp.‡ 6.875%, 10/17/78 3 mo. USD LIBOR + 3.68%	139,000

6,000	Brookfield Renewable Partners, LP 5.250%, 03/31/25	157,020

5,100	DTE Energy Company 5.250%, 12/01/77	134,946

		430,966

	TOTAL PREFERRED STOCKS (Cost $14,933,760)	15,441,473

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.2%) #

	Consumer Discretionary (0.0%)

	Tesla, Inc.

160 10,995,200	Call, 01/21/22, Strike $750.00	1,197,200

150 10,308,000	Call, 09/17/21, Strike $850.00	102,375

		1,299,575

	Other (0.2%)

155 68,126,530	S&P 500 Index Put, 09/30/21, Strike $4,000.00	561,100

	S&P 500 Index

150 65,928,900	Put, 12/31/21, Strike $4,050.00	1,615,500

135 59,336,010	Put, 12/31/21, Strike $4,300.00	2,224,800

		4,401,400

	TOTAL PURCHASED OPTIONS (Cost $9,027,269)	5,700,975

		VALUE

TOTAL INVESTMENTS (134.9%) (Cost $2,741,335,096)		$3,790,568,999

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-8.6%)		(242,000,000)

LIABILITIES, LESS OTHER ASSETS (-26.3%)		(738,193,007)

NET ASSETS (100.0%)		$2,810,375,992

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (0.0%) #

	Consumer Discretionary (0.0%)

	Tesla, Inc.

160 10,995,200	Put, 01/21/22, Strike $500.00	(452,400)

150 10,308,000	Put, 09/17/21, Strike $600.00	(252,750)

		(705,150)

	Information Technology (0.0%)

450 12,398,850	Paypal Holdings, Inc. Put, 09/17/21, Strike $270.00	(402,750)

	TOTAL WRITTEN OPTIONS (Premium $1,483,905)	(1,107,900)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $148,436,821.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2021.
&	Illiquid security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $11,537,794.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡‡	Perpetual maturity.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2021.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted ASU2017-08 as of November 1, 2019, with no material impact on the Fund’s Schedule of Investments.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2021 was as follows*:

Cost basis of investments	$2,739,851,191
Gross unrealized appreciation	1,197,021,779

Gross unrealized depreciation	(147,411,871)
Net unrealized appreciation (depreciation)	$1,049,609,908

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 9,680,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $242.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2021.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	3,220	$25	$80,500,000
Series B	9/06/24	4.00%	3,220	$25	$80,500,000
Series C	9/06/27	4.24%	3,240	$25	$81,000,000
				Total	$242,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. The MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund, such as Kroll), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.